Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	2024	2023	2022
Numerator:
Net income (in thousands)	$505,073	$576,299	$559,210

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,316	19,879	20,482
Effect of dilutive securities:
Dilutive effect of non-vested shares	69	25	19
Diluted weighted average common shares outstanding	19,385	19,904	20,501

Basic earnings per share (in US dollars)	$26.15	$28.99	$27.30
Diluted earnings per share (in US dollars)	$26.05	$28.95	$27.28